AFL-CIO HOUSING INVESTMENT TRUST                             AFL-CIO    [LOGO]
PERFORMANCE                                                  HOUSING
as of March 31, 2005                                      INVESTMENT
                                                               TRUST
--------------------------------------------------------------------------------

The Trust seeks to provide competitive risk-adjusted returns to its benchmark, the Lehman Aggregate Bond Index. The Trust strives to achieve superior risk-adjusted performance by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to our benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current Participants.

The performance data shown on this web site represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Director of Marketing and Investor Relations. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.


NET ASSET GROWTH  March 31, 1995 - March 31, 2005

         [THE FOLLOWING TABLE WAS REPRESENTED AS A MOUNTAIN CHART IN THE
                               PRINTED MATERIAL.]

                    HIT NET        HIT NAV       Annual          Period over
                  ASSET VALUE      IN MILL       Change         Period Growth
  Mar-95          992,081,828       992.1        13.1%
  Apr-95        1,024,996,983     1,025.0        18.7%
  May-95        1,060,745,592     1,060.7        22.9%
  Jun-95        1,081,360,811     1,081.4        22.1%
  Jul-95        1,089,423,740     1,089.4        21.9%
  Aug-95        1,097,005,630     1,097.0        20.9%
  Sep-95        1,122,299,242     1,122.3        23.6%
  Oct-95        1,129,492,588     1,129.5        24.8%
  Nov-95        1,135,707,811     1,135.7        25.3%
  Dec-95        1,166,893,471     1,166.9        24.8%
  Jan-96        1,179,235,680     1,179.2        23.1%
  Feb-96        1,168,325,329     1,168.3        19.7%
  Mar-96        1,195,006,642     1,195.0        20.5%
  Apr-96        1,195,364,158     1,195.4        16.6%
  May-96        1,207,063,323     1,207.1        13.8%
  Jun-96        1,262,459,201     1,262.5        16.7%
  Jul-96        1,271,383,216     1,271.4        16.7%
  Aug-96        1,291,639,412     1,291.6        17.7%
  Sep-96        1,326,975,994     1,327.0        18.2%
  Oct-96        1,374,804,586     1,374.8        21.7%
  Nov-96        1,371,307,551     1,371.3        20.7%
  Dec-96        1,383,163,166     1,383.2        18.5%
  Jan-97        1,388,383,298     1,388.4        17.7%
  Feb-97        1,402,379,960     1,402.4        20.0%
  Mar-97        1,396,614,295     1,396.6        16.9%
  Apr-97        1,419,275,388     1,419.3        18.7%
  May-97        1,450,099,342     1,450.1        20.1%
  Jun-97        1,477,375,604     1,477.4        17.0%
  Jul-97        1,515,784,454     1,515.8        19.2%
  Aug-97        1,516,216,746     1,516.2        17.4%
  Sep-97        1,574,005,271     1,574.0        18.6%
  Oct-97        1,650,487,550     1,650.5        20.1%
  Nov-97        1,682,604,254     1,682.6        22.7%
  Dec-97        1,671,744,859     1,671.7        20.9%
  Jan-98        1,692,161,299     1,692.2        21.9%
  Feb-98        1,704,672,830     1,704.7        21.6%
  Mar-98        1,737,135,251     1,737.1        24.4%
  Apr-98        1,753,245,248     1,753.2        23.5%
  May-98        1,817,621,023     1,817.6        25.3%
  Jun-98        1,847,273,757     1,847.3        25.0%
  Jul-98        1,899,579,504     1,899.6        25.3%
  Aug-98        1,942,422,160     1,942.4        28.1%
  Sep-98        1,960,735,568     1,960.7        24.6%
  Oct-98        1,966,531,510     1,966.5        19.1%
  Nov-98        1,985,112,852     1,985.1        18.0%
  Dec-98        2,023,371,045     2,023.4        21.0%
  Jan-99        2,063,243,242     2,063.2        21.9%
  Feb-99        2,033,180,993     2,033.2        19.3%
  Mar-99        2,074,653,069     2,074.7        19.4%
  Apr-99        2,075,422,064     2,075.4        18.4%
  May-99        2,058,586,450     2,058.6        13.3%
  Jun-99        2,098,309,744     2,098.3        13.6%
  Jul-99        2,082,589,761     2,082.6         9.6%
  Aug-99        2,103,946,096     2,103.9         8.3%
  Sep-99        2,135,269,443     2,135.3         8.9%
  Oct-99        2,142,770,287     2,142.8         9.0%
  Nov-99        2,152,639,683     2,152.6         8.4%
  Dec-99        2,149,326,689     2,149.3         6.2%
  Jan-00        2,138,980,915     2,139.0         3.7%
  Feb-00        2,163,799,442     2,163.8         6.4%
  Mar-00        2,204,950,603     2,205.0         6.3%
  Apr-00        2,201,928,987     2,201.9         6.1%
  May-00        2,215,071,059     2,215.1         7.6%
  Jun-00        2,259,364,372     2,259.4         7.7%
  Jul-00        2,279,165,012     2,279.2         9.4%
  Aug-00        2,330,456,884     2,330.5        10.8%
  Sep-00        2,362,000,177     2,362.0        10.6%
  Oct-00        2,388,075,400     2,388.1        11.4%
  Nov-00        2,425,836,253     2,425.8        12.7%
  Dec-00        2,477,481,713     2,477.5        15.3%
  Jan-01        2,522,566,603     2,522.6        17.9%
  Feb-01        2,549,727,598     2,549.7        17.8%
  Mar-01        2,548,738,005     2,548.7        15.6%
  Apr-01        2,535,003,732     2,535.0        15.1%
  May-01        2,549,418,879     2,549.4        15.1%
  Jun-01        2,577,058,980     2,577.1        14.1%
  Jul-01        2,602,502,006     2,602.5        14.2%
  Aug-01        2,630,671,470     2,630.7        12.9%
  Sep-01        2,691,985,177     2,692.0        14.0%
  Oct-01        2,784,610,807     2,784.6        16.6%
  Nov-01        2,749,991,015     2,750.0        13.4%
  Dec-01        2,751,481,839     2,751.5        11.1%
  Jan-02        2,775,253,492     2,775.3        10.0%
  Feb-02        2,786,636,250     2,786.6         9.3%
  Mar-02        2,754,867,857     2,754.9         8.1%
  Apr-02        2,828,512,861     2,828.5        11.6%
  May-02        2,894,876,527     2,894.9        13.6%
  Jun-02        2,960,122,495     2,960.1        14.9%
  Jul-02        3,064,992,871     3,065.0        17.8%
  Aug-02        3,114,315,502     3,114.3        18.4%
  Sep-02        3,272,658,033     3,272.7        21.6%
  Oct-02        3,235,853,857     3,235.9        16.2%
  Nov-02        3,217,349,872     3,217.3        17.0%
  Dec-02        3,281,762,482     3,281.8        19.3%
  Jan-03        3,338,591,272     3,338.6        20.3%
  Feb-03        3,379,218,364     3,379.2        21.3%
  Mar-03        3,389,623,130     3,389.6        23.0%
  Apr-03        3,403,822,656     3,403.8        20.3%
  May-03        3,461,017,438     3,461.0        19.6%
  Jun-03        3,574,555,265     3,574.6        20.8%
  Jul-03        3,475,841,859     3,475.8        13.4%
  Aug-03        3,500,968,130     3,501.0        12.4%
  Sep-03        3,599,855,588     3,599.9        10.0%
  Oct-03        3,568,254,796     3,568.3        10.3%
  Nov-03        3,580,563,995     3,580.6        11.3%
  Dec-03        3,608,139,032     3,608.1         9.9%
  Jan-04        3,624,679,382     3,624.7         8.6%            16.5%
  Feb-04        3,658,505,082     3,658.5         8.3%            16.4%
  Mar-04        3,655,738,176     3,655.7         7.9%            16.2%
  Apr-04        3,551,768,007     3,551.8         4.3%            16.1%
  May-04        3,567,876,100     3,567.9         3.1%            16.0%
  Jun-04        3,593,591,896     3,593.6         0.5%            15.8%
  Jul-04        3,641,832,662     3,641.8         4.8%            15.7%
  Aug-04        3,672,774,576     3,672.8         4.9%            15.6%
  Sep-04        3,681,910,354     3,681.9         2.3%            15.5%
  Oct-04        3,711,109,706     3,711.1         4.0%            15.4%
  Nov-04        3,664,157,615     3,664.2         2.3%            15.3%
  Dec-04        3,665,949,803     3,665.9         1.6%            15.3%
  Jan-05        3,686,451,862     3,686.5         1.7%            15.2%
  Feb-05        3,663,636,010     3,663.6         0.1%            15.1%
  Mar-05        3,595,412,155     3,595.4        -1.7%            15.0%
  Apr-05
  May-05
  Jun-05
  Jul-05

o Net asset growth for the period March 31, 1995 to March 31, 2005 is approximately 15.0% on an annual basis.

The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

o Approximately 87% of monthly distributions are automatically reinvested by our Participants.

ANNUAL RETURNS - Periods ended March 31, 2005

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                   1 Year      3 Year       5 Year      10 Year
HIT(1)                              1.02%       5.99%        7.42%       7.57%
Lehman Aggregate Bond Index(2)      1.15%       5.99%        7.14%       7.14%

(1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

(2) The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio open for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.

RETURNS  One Year Moving Average

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                            Lehman Aggregate
                               Bond Index        HIT
        Mar-94                   9.74%          8.89%
                                 8.71%          7.93%
                                 7.82%          7.19%
        Jun-94                   6.73%          6.28%
                                 5.89%          5.54%
                                 4.85%          4.75%
        Sep-94                   3.75%          3.90%
                                 2.46%          2.80%
                                 1.30%          1.66%
        Dec-94                   0.24%          0.63%
                                -0.71%         -0.15%
                                -1.02%         -0.49%
        Mar-95                  -0.80%         -0.26%
                                -0.26%          0.40%
                                 0.64%          1.34%
        Jun-95                   1.79%          2.45%
                                 2.63%          3.37%
                                 3.69%          4.40%
        Sep-95                   5.13%          5.84%
                                 6.74%          7.58%
                                 8.47%          9.53%
        Dec-95                  10.25%         11.38%
                                11.86%         12.89%
                                12.73%         13.85%
        Mar-96                  13.21%         14.45%
                                13.32%         14.60%
                                12.73%         14.10%
        Jun-96                  12.10%         13.55%
                                11.72%         13.14%
                                11.12%         12.57%
        Sep-96                  10.36%         11.77%
                                 9.54%         10.85%
                                 8.58%          9.80%
        Dec-96                   7.34%          8.60%
                                 6.20%          7.54%
                                 5.63%          6.88%
        Mar-97                   5.14%          6.37%
                                 5.01%          6.21%
                                 5.34%          6.49%
        Jun-97                   5.60%          6.78%
                                 6.03%          7.22%
                                 6.52%          7.72%
        Sep-97                   6.93%          8.14%
                                 7.18%          8.44%
                                 7.30%          8.61%
        Dec-97                   7.80%          9.08%
                                 8.43%          9.65%
                                 8.84%         10.10%
        Mar-98                   9.43%         10.63%
                                 9.75%         10.92%
                                 9.97%         11.10%
        Jun-98                  10.17%         11.16%
                                 9.93%         10.89%
                                 9.97%         10.74%
        Sep-98                  10.12%         10.62%
                                10.16%         10.47%
                                10.32%         10.43%
        Dec-98                  10.24%         10.26%
                                10.02%          9.99%
                                 9.68%          9.54%
        Mar-99                   9.22%          9.01%
                                 8.83%          8.55%
                                 8.29%          7.94%
        Jun-99                   7.67%          7.33%
                                 7.22%          6.74%
                                 6.41%          5.95%
        Sep-99                   5.42%          5.23%
                                 4.68%          4.61%
                                 3.89%          3.90%
        Dec-99                   3.10%          3.13%
                                 2.27%          2.29%
                                 1.84%          1.86%
        Mar-00                   1.46%          1.44%
                                 1.04%          1.03%
                                 0.85%          0.83%
        Jun-00                   0.97%          0.94%
                                 1.26%          1.38%
                                 1.82%          2.08%
        Sep-00                   2.44%          2.68%
                                 3.00%          3.33%
                                 3.76%          4.16%
        Dec-00                   4.80%          5.23%
                                 6.10%          6.63%
                                 7.13%          7.75%
        Mar-01                   8.02%          8.75%
                                 8.95%          9.73%
                                 9.86%         10.72%
        Jun-01                  10.42%         11.28%
                                10.98%         11.82%
                                11.38%         12.10%
        Sep-01                  11.88%         12.47%
                                12.48%         12.88%
                                12.66%         12.92%
        Dec-01                  12.39%         12.57%
                                11.87%         11.93%
                                11.39%         11.41%
        Mar-02                  10.79%         10.81%
                                10.41%         10.49%
                                 9.99%         10.10%
        Jun-02                   9.78%         10.02%
                                 9.35%          9.70%
                                 8.99%          9.47%
        Sep-02                   8.63%          9.22%
                                 7.91%          8.73%
                                 7.59%          8.58%
        Dec-02                   7.74%          8.86%
                                 7.90%          9.15%
                                 8.08%          9.35%
        Mar-03                   8.61%          9.85%
                                 8.83%          9.94%
                                 9.12%         10.14%
        Jun-03                   9.27%         10.14%
                                 9.09%          9.73%
                                 8.78%          9.25%
        Sep-03                   8.51%          8.89%
                                 8.43%          8.58%
                                 8.25%          8.25%
        Dec-03                   7.74%          7.59%
        Jan-04                   7.36%          7.09%
        Feb-04                   6.91%          6.59%
        Mar-04                   6.38%          6.02%
        Apr-04                   5.66%          5.30%
        May-04                   4.66%          4.29%
        Jun-04                   3.82%          3.43%
        Jul-04                   3.77%          3.48%
        Aug-04                   3.92%          3.70%
        Sep-04                   3.78%          3.58%
        Oct-04                   3.83%          3.69%
        Nov-04                   3.77%          3.65%
        Dec-04                   3.79%          3.68%
        Jan-05                   3.73%          3.63%
        Feb-05                   3.55%          3.45%
        Mar-05                   3.20%          3.10%
        Apr-05
        May-05
        Jun-05

o Returns shown reflect the growth of an investment for the specified periods. Returns are calculated net, after the deduction of the Trust's expenses.

o The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio open for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.

o Moving averages smooth the lines in order to highlight the trend rather than the exact value at a specific point. Each point on this chart represents the average of the previous twelve months annual returns.


Fund Performance and Strategy Highlights

As of March 31, 2005, the Trust had a one-year net return of 1.02%, a five-year net return of 7.42% and a ten-year net return of 7.57% while the Trust's benchmark, the Lehman Aggregate Bond Index had a one-year return of 1.15%, a five-year return of 7.14% and a ten-year return of 7.14%, respectively.

o The Trust is a commingled fixed income fund that primarily invests in high quality fixed income investments such as: Agency MBS, US Treasuries and US Agency Notes. The Trust emphasizes investment in high quality mortgage securities that produce current income and generate competitive, risk-adjusted total returns. The Trust specializes in Agency-Insured Multifamily MBS, which have significant call protections.

o The Trust is one of the largest institutional investors in Agency-Insured Multifamily MBS, and specializes in securities that finance new construction or rehabilitation of housing-related projects throughout the country. These securities carry an Agency guarantee and provide generous yields relative to U.S. Treasuries, and possess excellent total return profiles. Such investments allow the Trust to create needed housing and union jobs in the building and construction trades and related industries.

o Risk management plays a significant role in the Trust's portfolio management strategy. Risk factors such as credit, interest rate, prepayment, and event risk are constantly monitored, modeled and managed with the goal of generating competitive risk-adjusted total rates of return for participants.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                            Lehman Aggregate
                                Bond Index            HIT
             March-95             50.00              50.00
             March-96             55.39              56.18
             March-97             58.11              59.68
             March-98             65.08              67.24
             March-99             69.30              71.53
             March-00             70.60              72.50
             March-01             79.45              82.13
             March-02             83.70              87.08
             March-03             93.48              97.54
             March-04             98.53             102.63
             March-05             99.66             103.68

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

CREDIT QUALITY

o The Trust invests primarily in securities guaranteed or insured by the federal government or government sponsored enterprises.

o At March 31, 2005, 97.1% of the portfolio was issued, guaranteed or insured by the US Treasury, Federal Housing Administration, Ginnie Mae, Fannie Mae, Freddie Mac and Federal Home Loan Banks and 0.2% was State Housing Finance Agency Securities guaranteed or insured by state or local governments or agencies.

o The Trust's short-term investments are invested in A-1 or P-1 rated commercial paper, Treasury/Agency quality money market funds, repurchase agreements and discount notes.

PORTFOLIO ALLOCATION* - March 31, 2005

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Construction and Permanent Mortgages                         101,580,222       2.70%
Multifamily Construction Mortgage-Backed Securities          487,952,251      12.99%
Multifamily Permanent Mortgage-Backed Securities           1,491,724,969      39.70%
Cash and Cash Equivalents                                     67,871,986       1.81%
Short Term Intermediate Securities                            41,457,056       1.10%
US Treasury Notes                                            179,557,833       4.78%
Government Sponsered Enterprise Notes                        281,528,005       7.49%
Single Family Mortgage-Backed Securities                   1,099,895,688      29.27%
State Housing Finance Agency Securities                        5,903,718       0.16%
                                                           -------------     ------
                                                           3,757,471,728     100.00%

            *     Includes funded and unfunded commitments

o Construction related mortgage-backed securities - The Trust invests in fixed-income securities that finance the construction of multi-family properties. These securities generally have credit enhancements from FHA, GNMA, Freddie Mac or a letter of credit or repurchase guarantee from an entity rated A or better by Standard and Poors. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Mortgage-backed securities backed by permanent mortgage loans - The Trust invests in securities that are either backed by permanent loans for multi-family properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multi-family mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities -The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency (A rated or better or top tier by Standard and Poors) and are backed by both construction and permanent loans for multi-family properties.